Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

			Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Total Amount		Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $	0.4744	85.0%	2.0%	13.0%
	up to $	0.5156
Third Target Distribution	above $	0.5156	75.0%	2.0%	23.0%
	up to $	0.6188
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

	Three Month Period ended June 30, 2017 (unaudited)	Three Month Period ended June 30, 2016 (unaudited)	Six Month Period ended June 30, 2017 (unaudited)	Six Month Period ended June 30, 2016 (unaudited)
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$1,960	$5,889	$6,462	$13,384
Earnings attributable to:
Common unit holders	$918	$2,659	$3,026	$6,043
Subordinated unit holders Series A	$146	$453	$482	$1,030
Subordinated unit holders	$856	$2,659	$2,827	$6,043
General Partner	$40	$118	$127	$268
Weighted average units outstanding (basic and diluted)
Common unit holders	10,004,384	9,342,692	9,934,312	9,342,692
Subordinated unit holders Series A	1,592,920	1,592,920	1,592,920	1,592,920
Subordinated unit holders	9,342,692	9,342,692	9,342,692	9,342,692
General Partner	$427,250	$413,843	$425,317	$413,843
Earnings per unit (basic and diluted):
Common unit holders	$0.10	$0.28	$0.30	$0.65
Subordinated unit holders Series A	$0.10	$0.28	$0.30	$0.65
Subordinated unit holders	$0.10	$0.28	$0.30	$0.65
General Partner	$0.10	$0.28	$0.30	$0.65
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.42	$0.42	$0.85	$0.85
Subordinated unit holders Series A	$0.42	$0.42	$0.84	$0.85
Subordinated unit holders	$0.42	$0.42	$0.84	$0.85
General Partner	$0.42	$0.42	$0.84	$0.85
(Losses) per unit - undistributed (basic and diluted):
Common unit holders	$(0.32)	$(0.14)	$(0.55)	$(0.20)
Subordinated unit holders Series A	$(0.32)	$(0.14)	$(0.54)	$(0.20)
Subordinated unit holders	$(0.32)	$(0.14)	$(0.54)	$(0.20)
General Partner	$(0.32)	$(0.14)	$(0.54)	$(0.20)